SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 1,047,631
Amount representing interest	(157,627)
Lease liability	890,004	$ 378,643	$ 489,123
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	442,153
Later than one year and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	427,317
Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 178,161